FINANCIAL INSTRUMENTS (Fair Value of Derivative Contracts) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Derivative Assets Reported in Other Current Assets [Member]
Derivative [Line Items]
Derivatives designated as hedging instruments in cash flow hedge	$ 2,312	$ 617
Derivative Liabilities Reported in Other Current Liabilities [Member]
Derivative [Line Items]
Derivatives designated as hedging instruments in cash flow hedge	$ 0	$ 0